NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NET SALES
Gross sales	R$ 77,417,799	R$ 74,816,043	R$ 76,845,604
Taxes on sales	(5,474,839)	(5,634,075)	(5,884,335)
Discounts	(2,084,428)	(2,155,312)	(2,044,822)
Net sales	R$ 69,858,532	R$ 67,026,656	R$ 68,916,447